Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of other current assets [Abstract]
Prepaid expenses	$ 1,090	$ 1,715
Advance to suppliers	3,793	4,027
Deposit	137	1,335
Business advance to employee	1,658	1,444
Other receivables	3,516	1,033
Total other current assets	$ 10,194	$ 9,554